Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Additional Cash Flow Information [Abstract]
Summary of Net Change in Non-cash Operating Working Capital

Net change in non-cash operating working capital

	2023	2022
Trade and other receivables	224,121	(59,105)
Inventoried supplies	6,533	(1,498)
Prepaid expenses	(11,648)	9,924
Trade and other payables	(112,375)	(96,774)
	106,631	(147,453)